PREFERRED STOCK (Details Narrative) - $ / shares	Mar. 31, 2022	Dec. 31, 2021	Aug. 01, 2021
Class of Stock [Line Items]
Sale of stock, price			$ 1.00
Share price			$ 2.50
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Issued	80,000	80,000